PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 157	$ 130	$ 92
Property and equipment	[1]	1,122	876
Accumulated depreciation	[2]	619	462
Property and equipment, net		503	414
Disposals amount			173
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	[1]	157	115
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	[1]	626	426
Computer and auxiliary equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	[1]	$ 339	$ 335

[1]	Includes disposals amounted to $173 in the year ended December 31, 2016. In the years ended December 31, 2017 and 2015 there were no disposals.
[2]	Includes disposals amounted to $173 in the year ended December 31, 2016. In the years ended December 31, 2017 and 2015 there were no disposals.